Financial liabilities at fair value through profit or loss - Derivative financial liabilities FVTPL (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative Financial Liabilities [Abstract]
Foreign Currency Forwards	$ 188,694	$ 3,984,235
Interest Rate Swaps		199,291
Total Derivative	$ 188,694	$ 4,183,526